Information by segment and main country	12 Months Ended
Dec. 31, 2021
Information by segment and main country [Abstract]
Information by segment and main country [Text Block]

3Information by segment and main country

Philips Group

Information on income statements

in millions of EUR

	sales	sales including intercompany	depreciation and amortization1)	Adjusted EBITA2)3)
2021
Diagnosis & Treatment4)	8,635	8,846	(459)	1,071
Connected Care	4,593	4,638	(384)	488
Personal Health	3,410	3,441	(130)	599
Other	519	610	(350)	(105)
Inter-segment eliminations		(379)
Philips Group	17,156	17,156	(1,323)	2,054

2020
Diagnosis & Treatment	8,175	8,289	(536)	818
Connected Care	5,568	5,644	(415)	1,198
Personal Health	3,173	3,172	(144)	426
Other	396	479	(368)	(165)
Inter-segment eliminations		(272)
Philips Group	17,313	17,313	(1,462)	2,277

2019
Diagnosis & Treatment	8,485	8,576	(564)	1,078
Connected Care	4,674	4,705	(326)	620
Personal Health	3,516	3,511	(140)	672
Other	472	556	(313)	(100)
Inter-segment eliminations		(201)
Philips Group	17,147	17,147	(1,343)	2,270

1)Includes impairments; for impairment values please refer to Property, plant and equipment and Intangible assets excluding goodwill2)Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.3)For reconciliation Adjusted EBITA, refer to the following table.4)In 2019 Philips’ Emerging Businesses were moved out of segment Other into segment Diagnosis & Treatment to enable these businesses with better access to downstream capabilities. While these businesses remain in (semi-)incubator phase, in 2021 they received a corporate funding out of segment Other of EUR 16 million (2020: EUR 38 million, 2019: EUR 54 million) to support them during their emerging idea-to-market business phase.

As required by IFRS 8 Operating Segments, Philips operating segments are Diagnosis & Treatment businesses, Connected Care businesses and Personal Health businesses, each being responsible for the management of its business worldwide. As of the first quarter of 2021 the Domestic Appliances business is presented as discontinued operation and therefore no longer part of the Operating Segment Personal Health. The comparative results have been restated to reflect the treatment of the Domestic Appliances business as a discontinued operation.

Philips focuses on improving people’s lives through meaningful innovation across the health continuum – from healthy living and prevention to diagnosis, treatment and home care. The Diagnosis & Treatment unites the businesses related to the promise of precision diagnosis and disease pathway selection, and the businesses related to image-guided, minimally invasive treatments. The Connected Care businesses focuses on patient care solutions, advanced analytics and patient and workflow optimization inside and outside the hospital, and aims to unlock synergies from integrating and optimizing patient care pathways, and leveraging provider-payer-patient business models. The Personal Health businesses focuses on healthy living and preventative care.

The Executive Committee of Philips is deemed to be the chief operating decision maker (CODM) for IFRS 8 segment reporting purposes. The key segmental performance measure is Adjusted EBITA*), which Management believes is the most relevant measure to evaluate the results of the segments.

The term Adjusted EBITA*) is used to evaluate the performance of Philips and its segments. EBITA*) represents Income from operations excluding amortization and impairment of acquired intangible assets and impairment of goodwill. Adjusted EBITA*) represents EBITA *)excluding gains or losses from restructuring costs, acquisition-related charges and other items.

Adjusted EBITA*) is not a recognized measure of financial performance under IFRS. Presented in the following table is a reconciliation of Adjusted EBITA*) to the most directly comparable IFRS measure, Net income, for the years indicated. Net income is not allocated to segments as certain income and expense line items are monitored on a centralized basis, resulting in them being shown on a Philips Group level only.

Philips Group

Reconciliation from net income to Adjusted EBITA1)

In millions of EUR

	Philips Group	Diagnosis & Treatment	Connected Care	Personal Health	Other
2021
Net Income	3,323
Discontinued operations, net of income taxes	(2,711)
Income tax expense	(103)
Investments in associates, net of income taxes	4
Financial expenses	188
Financial income	(149)
Income from operations	553	941	(732)	585	(242)
Amortization and impairment of intangible assets	322	153	148	15	6
Impairment of goodwill	15	2	13
EBITA1)	890	1,097	(571)	600	(236)
Restructuring and acquisition-related charges	95	7	93	(1)	(5)
Other items	1,069	(32)	965	-	136
Adjusted EBITA1)	2,054	1,071	488	599	(105)

2020
Net Income	1,195
Discontinued operations, net of income taxes	(196)
Income tax expense	212
Investments in associates, net of income taxes	9
Financial expenses	202
Financial income	(158)
Income from operations	1,264	497	711	356	(300)
Amortization and impairment of intangible assets	377	209	134	16	18
Impairment of goodwill	144	-	144
EBITA1)	1,784	706	989	371	(282)
Restructuring and acquisition-related charges	195	29	97	31	37
Other items	299	83	112	24	81
Adjusted EBITA1)	2,277	818	1,198	426	(165)

2019
Net Income	1,173
Discontinued operations, net of income taxes	(183)
Income tax expense	258
Investments in associates, net of income taxes	(1)
Financial expenses	233
Financial income	(114)
Income from operations	1,366	660	269	589	(152)
Amortization and impairment of intangible assets	344	177	141	18	8
Impairment of goodwill	97	19	78
EBITA1)	1,807	856	488	607	(144)
Restructuring and acquisition-related charges	310	149	64	42	54
Other items	153	73	67	23	(11)
Adjusted EBITA1)	2,270	1,078	620	672	(100)
1)Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.

Transactions between the segments are mainly related to components and parts included in the product portfolio of the other segments. The pricing of such transactions was at cost or determined on an arm’s length basis. Philips has no single external customer that represents 10% or more of sales.

Philips Group

Main countries

in millions of EUR

	sales1)	tangible and intangible assets2)
2021
Netherlands	570	1,934
United States	6,420	12,615
China	2,335	283
Japan	1,073	480
Germany	839	305
United Kingdom	481	567
France	397	49
Other countries	5,040	753
Total main countries	17,156	16,986

2020
Netherlands	404	1,926
United States	6,580	9,080
China	2,319	313
Japan	1,113	511
Germany	980	302
United Kingdom	509	545
Italy	383	111
Other countries	5,024	906
Total main countries	17,313	13,694

2019
Netherlands	391	2,148
United States	6,626	9,864
China	2,427	340
Japan	1,185	550
Germany	805	308
United Kingdom	436	611
France	380	46
Other countries	4,898	1,119
Total main countries	17,147	14,986
1)The sales are reported based on country of destination.2)Consists of Property plant and equipment, Intangible assets excluding goodwill and Goodwill
*)Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.